Note 11 - Stockholders' Equity (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2003
Dividends, Preferred Stock, Cash	$ 23,181
Common Stock, Capital Shares Reserved for Future Issuance (in shares)	33,695	33,695
Treasury Stock, Shares, Acquired (in shares)	5,145,418
Treasury Stock, Value	$ 200,107,000	$ 168,573,000
Defined Contribution Plan, Employer Discretionary Contribution Share Amount (in shares)	55,055
Defined Contribution Plan, Employer Discretionary Contribution Value of Shares	$ 1,500,000
Convertible from Series A Preferred Stock to Class A Stock [Member]
Share for Share Conversion Number (in shares)	20
Convertible from Series B Preferred Stock to Class A Stock [Member
Share for Share Conversion Number (in shares)	30
Series A Preferred Stock [Member]
Preferred Stock, Shares Authorized (in shares)	8,200,000
Preferred Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.025
Preferred Stock, Dividend Rate, Percentage	10.00%
Preferred Stock, Stated Value Per Share (in dollars per share)	$ 0.25
Dividends, Preferred Stock, Cash	$ 10,181	10,181
Preferred Stock, Shares Non-designated (in shares)	6,791,708
Cumulative Convertible Preferred Stock, Series A, 10 Percent [Member]
Preferred Stock, Shares Authorized (in shares)	1,000,000
Preferred Stock, Dividend Rate, Percentage	10.00%
Preferred Stock, Shares Outstanding (in shares)	407,240
Series B Preferred Stock [Member]
Preferred Stock, Shares Authorized (in shares)	400,000
Preferred Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.025
Preferred Stock, Dividend Rate, Percentage	10.00%
Preferred Stock, Shares Outstanding (in shares)	400,000
Preferred Stock, Stated Value Per Share (in dollars per share)	$ 0.25
Dividends, Preferred Stock, Cash	$ 10,000	$ 10,000
Convertible Preferred Stock [Member]
Preferred Stock, Shares Outstanding (in shares)	8,292
Convertible Preferred Stock, Shares Issued upon Conversion (in shares)	1
Preferred Stock, Dividends Per Share, Declared (in dollars per share)	$ 0	$ 0
Preferred Stock, Liquidation Preference Per Share (in dollars per share)	$ 12
Conversion of Stock, Shares Converted (in shares)	0
Series 2003 Convertible Preferred Stock [Member]
Preferred Stock, Shares Authorized (in shares)	0
Preferred Stock, Shares Outstanding (in shares)	0	0	500
Preferred Stock, Liquidation Preference Per Share (in dollars per share)	$ 15.5
Preferred Stock, Shares Issued (in shares)				967,742
Sale of Stock, Price Per Share (in dollars per share)	$ 16.6
Cumulative Preferred Stock [Member]
Preferred Stock, Shares Authorized (in shares)	200,000
Preferred Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.25
Preferred Stock, Dividend Rate, Percentage	6.00%
Preferred Stock, Shares Outstanding (in shares)	200,000	200,000	200,000
Dividends, Preferred Stock, Cash	$ 3,000	$ 3,000
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)	$ 0.015
No Par Value Preferred Stock [Member]
Preferred Stock, Shares Authorized (in shares)	30,000
Preferred Stock, Shares Outstanding (in shares)	0
Common Class A [Member]
Voting Rights, Percentage of Vote Per Share	0.05%
Stock Issued During Period, Shares, Employee Stock Ownership Plan (in shares)	4,864
Common Stock, Capital Shares Reserved for Future Issuance (in shares)	8,292	8,292
Treasury Stock, Value, Acquired, Cost Method	$ 33,000,000
Treasury Stock, Shares, Acquired (in shares)	634,231
Common Class B [Member]
Stock Issued During Period, Profit Sharing Bonus Plan (in shares)	1,571
Treasury Stock, Shares, Acquired (in shares)	0